Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Entity Registrant Name	Global Cord Blood Corp
Entity Central Index Key	0001467808
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	120,824,742
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes